Taxation	12 Months Ended
Dec. 31, 2023
Taxation
Taxation
10	Taxation

aIncome taxes

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Commencing from the year of assessment 2019/2020, the first HK$2 million of profits earned by the Group’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

Singapore

The Company’s subsidiary, HelloWorld Online Education PTE.LTD, is considered Singapore tax resident enterprise under Singapore tax laws; accordingly, it is subject to enterprise income tax on its taxable income as determined under Singapore tax laws at a statutory tax rate of 17%.

10Taxation (Continued)

Malaysia

The Company’s subsidiary, 51Talk Training SDN.BHD, is established in Malaysia and its income is subject to Malaysia tax laws. The income tax rate is 15% for the first MYR150 taxable income, 17% on the next MYR450, and 24% thereafter.

Thailand

The Company’s subsidiary, Helloworld Education Online (Thailand) Co., Ltd, is established in Thailand and its income is subject to Thailand tax laws. The income tax rate is 20% on taxable profits.

Philippines

Entities incorporated in Philippines are subject to enterprise income tax in the Philippines at a rate of 25%. As of December 31, 2022 and 2023, the Company’s subsidiaries in Philippines had an accumulated profit. Philippines Co II has been registered with the Philippine Economic Zone Authority, or PEZA, as an Eco zone IT Enterprise since December 19, 2014. As such, it is entitled to an income tax holiday, or 100% exemption from corporate income tax, for four years from its PEZA registration, the tax and duty free importation of raw materials, capital equipment, machineries and spare parts, VAT zero-rating for local purchases of goods and services, and exemption from payment of local government imposts, fees, licenses, and taxes, and exemption from expanded withholding tax under Philippines tax law. In February 2022, Philippine Co II left the PEZA offices in Alpha and Bacolod and the tax holiday ended.

Payments of dividends by Philippines Co II and Philippines Co III are subject to withholding tax in the Philippines at the rate of 25%. As of December 31, 2021, 2022 and 2023, the Group did not record any withholding tax on the retained earnings of its subsidiaries in the Philippines, as the impact was immaterial as of December 31, 2021, 2022 and 2023.

In addition to the 25% corporate income tax, Philippines Co III is also subjected to 12% of Value Added Tax on all income generated within the Philippines.

PRC Withholding Tax on Dividends

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between China Mainland and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Notice 9 on February 3, 2018, which provides that a “beneficial owner” refers to a person who has ownership and disposal rights to the income or any rights and assets arising from such income, and the tax authority is discretionary to determine whether an enterprise is determined as a “beneficial owner.”

10Taxation (Continued)

As of December 31, 2021, 2022 and 2023, the Company did not record any withholding tax on the retained earnings of its subsidiary as they were still in accumulated deficit positions.

	For the year ended December 31,
	2021			2022			2023
	International	PRC		International	PRC		International	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Income/(loss) before income tax expenses	(1,826)	(2,265)	(4,091)	(14,358)	1,574	(12,784)	(16,367)	1,453	(14,914)
Current income tax expenses	48	—	48	50	—	50	281	—	281
Deferred income tax expenses/(benefits)	52	—	52	10	—	10	(163)	—	(163)
Income tax expenses	100	—	100	60	—	60	118	—	118

Reconciliation of the differences between statutory tax rate and the effective tax rate:

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	As of December 31,
	2021	2022	2023
PRC statutory tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	(2.68)%	(15.40)%	(10.97)%
Effect on tax holiday	(0.01)%	0.00%	(0.00)%
Impact of preferential tax rates	—%	—%	0.16%
Changes in valuation allowance	(17.26)%	(5.69)%	(12.39)%
Permanent book-tax differences—non-deductible expenses	(7.49)%	(4.38)%	(1.91)%
Prior true - ups adjustment	—%	—%	0.55%
Change in unrecognized tax benefits	—%	—%	(1.23)%
Effective tax rate	(2.44)%	(0.47)%	(0.79)%

b	Deferred Tax Assets and Liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of December 31,
	2022	2023
	US$	US$
Deferred tax assets
Tax loss carryforwards	4,763	5,197
Defined benefits liabilities	24	8
Accruals and other liabilities	2	40
Share-based compensation	(39)	(4)
Unrealized foreign exchange loss	—	38
Less: Valuation allowance	(4,361)	(4,578)
Total deferred tax assets, net	389	701

Deferred tax liabilities
Unrealized foreign exchange gain	(109)	—
Contract costs related assets	(364)	(629)
Total deferred tax liabilities	(473)	(629)
Net deferred tax (liabilities)/assets	(84)	72

10Taxation (Continued)

US$1,368, US$2,763, US$1,249 and US$22,858 of the tax loss carryforwards will expire in the years ended December 31, 2024, 2025, 2026 and 2028 and thereafter, respectively.

The Group’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the Group’s business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Group’s income tax provision would increase or decrease in the period in which the assessment is changed.

Movement of Valuation Allowance

The following table shows the movement of valuation allowance for the periods presented:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Balance at beginning of the year	—	(3,633)	(4,361)
Provision	(3,633)	(1,259)	(2,397)
Current period reversal	—	531	619
Prior true- ups adjustment	—	—	1,561
Balance at end of the year	(3,633)	(4,361)	(4,578)

cUncertain Tax Positions

The total amount of gross unrecognized tax benefits was nil and US$285 as of December 31, 2022 and 2023, respectively, of which nil and US$285, if recognized, would affect the Group’s effective tax rate, respectively. The Group recognized uncertain tax benefits in income taxes payable on the consolidated balance sheet. For the years ended December 31, 2022 and 2023, the Group recognized interests of nil and US$1 and penalties of nil and US$200 related to unrecognized tax benefits in other expenses in the consolidated statement of comprehensive income/(loss). As of December 31, 2022 and 2023, the Group recognized interests and penalties of nil and US$201 in accrued expenses and other current liabilities on the consolidated balance sheet. The Group is unable to estimate what this change of uncertain tax benefits will be in the next 12 months.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

US$
Unrecognized tax benefits on Jan 1, 2023	—
Gross increases—tax position in prior period	100
Gross increases—tax position in current period	185
Unrecognized tax benefits on Dec 31, 2023	285

Tax returns of the Company’s major subsidiaries in PRC, Hong Kong, Singapore, Malaysia, Thailand and Philippines remain subject to examination by relevant tax authorities for five years, six years, five years, seven years, five years and three years, respectively, from the date of filing.